WARRANT LIABILITIES - Narrative details (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
WARRANT LIABILITIES
Liquidated damages upon failure to deliver	$ 1,000
Volume weighted average price of the ordinary shares, per trading day	$ 10
Volume weighted average price of the ordinary shares, from fifth trading day	$ 20
Fair value warrants measured	$ 0	$ 0
Changes in fair value of warrant liabilities	$ 0	$ 0
Private placement
WARRANT LIABILITIES
Number of warrants issued	112,610		112,610
Exercise price (in dollars per share)	$ 107.71